UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Emerging Markets Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2013

1.808787.109

EMI-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.1%
		Principal Amount (d)	Value
Bailiwick of Jersey - 0.2%
Polyus Gold International Ltd. 5.625% 4/29/20 (g)		$ 4,730,000	$ 4,629,251
Brazil - 1.1%
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (g)		3,655,000	3,729,928
6.5% 6/10/19 (g)		7,995,000	8,654,588
Brasil Foods SA 7.75% 5/22/18 (g)	BRL	5,035,000	1,800,405
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (g)		6,980,000	7,398,800
TOTAL BRAZIL			21,583,721
British Virgin Islands - 0.4%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (g)	BRL	4,795,000	2,109,428
Magnesita Finance Ltd. 8.625% (g)(h)		6,195,000	5,792,325
TOTAL BRITISH VIRGIN ISLANDS			7,901,753
Canada - 0.4%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (g)		7,290,000	7,727,400
Cayman Islands - 4.0%
AES Andres Dominicana Ltd./Itabo Dominicana Ltd. 9.5% 11/12/20 (g)		2,400,000	2,532,000
Hutchison Whampoa International 10 Ltd. 6% (g)(h)(i)		18,160,000	19,090,700
Odebrecht Finance Ltd.:
7.125% 6/26/42 (g)		285,000	271,463
7.5% (g)(h)		12,586,000	12,208,420
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		11,105,000	11,155,916
6.75% 1/27/41		17,690,000	17,106,566
8.375% 12/10/18		12,476,000	14,893,225
TOTAL CAYMAN ISLANDS			77,258,290
Chile - 0.4%
Corporacion Nacional del Cobre de Chile (Codelco) 4.25% 7/17/42 (g)		2,555,000	2,104,868
Empresa Nacional de Petroleo 5.25% 8/10/20 (Reg. S)		5,440,000	5,569,303
TOTAL CHILE			7,674,171
Colombia - 0.2%
Colombia Telecomunicacines SA 5.375% 9/27/22 (g)		3,280,000	3,017,600
Costa Rica - 0.4%
Banco de Costa Rica 5.25% 8/12/18 (g)		3,320,000	3,386,400
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Costa Rica - continued
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (g)		$ 1,100,000	$ 951,500
6.95% 11/10/21 (g)		2,189,000	2,254,670
TOTAL COSTA RICA			6,592,570
Georgia - 1.1%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (g)		9,365,000	9,926,900
Georgian Oil & Gas Corp. 6.875% 5/16/17 (g)		8,405,000	8,636,138
JSC Georgian Railway 7.75% 7/11/22 (g)		1,885,000	1,960,400
TOTAL GEORGIA			20,523,438
Hong Kong - 0.1%
MCC Holding Hong Kong Corp. Ltd. 4.875% 7/29/16 (Reg. S)		2,211,000	2,207,518
Hungary - 0.2%
Magyar Export-Import Bank 5.5% 2/12/18 (g)		4,575,000	4,603,594
Indonesia - 1.7%
Indonesia Eximbank 3.75% 4/26/17 (Reg. S)		4,110,000	4,027,800
Perusahaan Listrik Negara PT 5.25% 10/24/42 (g)		2,995,000	2,231,275
PT Adaro Indonesia 7.625% 10/22/19 (g)		3,955,000	4,121,110
PT Pertamina Persero:
4.3% 5/20/23 (g)		2,790,000	2,385,450
4.875% 5/3/22 (g)		3,610,000	3,267,050
5.25% 5/23/21 (g)		3,050,000	2,889,875
5.625% 5/20/43 (g)		6,420,000	5,007,600
6% 5/3/42 (g)		5,115,000	4,143,150
6.5% 5/27/41 (g)		2,291,000	1,993,170
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		2,120,000	2,024,600
TOTAL INDONESIA			32,091,080
Ireland - 1.5%
Alfa Bank OJSC 7.875% 9/25/17 (Issued by Alfa Bond Issuance PLC for Alfa Bank OJSC) (g)		2,195,000	2,400,672
CBOM Finance PLC 8.25% 8/5/14		3,460,000	3,581,100
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		3,110,000	3,168,313
SCF Capital Ltd. 5.375% 10/27/17 (g)		4,250,000	4,250,000
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (g)		3,660,000	3,760,650
6.8% 11/22/25 (g)		5,575,000	5,867,688
6.902% 7/9/20 (g)		5,660,000	6,211,850
TOTAL IRELAND			29,240,273
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Israel - 0.5%
Israel Electric Corp. Ltd. 6.7% 2/10/17 (g)		$ 9,030,000	$ 9,684,675
Kazakhstan - 1.7%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (g)		4,205,000	3,847,575
Kazagro National Management Holding JSC 4.625% 5/24/23 (g)		2,105,000	1,923,339
KazMunaiGaz Finance Sub BV 7% 5/5/20 (g)		4,470,000	5,051,100
KazMunaiGaz National Co.:
4.4% 4/30/23 (g)		3,070,000	2,863,696
5.75% 4/30/43 (g)		9,940,000	8,731,296
Zhaikmunai International BV 7.125% 11/13/19 (g)		9,335,000	9,778,413
TOTAL KAZAKHSTAN			32,195,419
Luxembourg - 2.0%
Aquarius Investments Luxemburg 8.25% 2/18/16		5,250,000	5,512,500
Cosan Luxembourg SA 9.5% 3/14/18 (g)	BRL	13,290,000	5,261,912
EVRAZ Group SA 6.5% 4/22/20 (g)		3,705,000	3,399,338
OJSC Russian Agricultural Bank 6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		6,780,000	7,220,700
RSHB Capital SA:
5.1% 7/25/18 (g)		4,085,000	4,146,275
5.298% 12/27/17 (g)		13,435,000	13,804,463
TOTAL LUXEMBOURG			39,345,188
Mexico - 6.1%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	191,360,000	13,522,900
Comision Federal de Electricid 4.875% 5/26/21 (g)		2,645,000	2,711,125
Fomento Economico Mexicano S.A.B. de CV 2.875% 5/10/23		1,415,000	1,259,013
Petroleos Mexicanos:
2.2862% 7/18/18 (i)		6,865,000	7,088,113
3.5% 1/30/23		3,500,000	3,190,775
4.875% 1/24/22		18,975,000	19,382,963
5.5% 1/21/21		8,625,000	9,263,250
5.5% 6/27/44		12,095,000	11,006,450
6% 3/5/20		6,015,000	6,625,523
6.5% 6/2/41		8,935,000	9,381,750
6.625% (g)(h)		13,244,000	13,376,440
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Mexico - continued
Petroleos Mexicanos: - continued
8% 5/3/19		$ 13,730,000	$ 16,716,275
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		4,630,000	4,687,875
TOTAL MEXICO			118,212,452
Netherlands - 4.3%
Access Finance BV 7.25% 7/25/17 (g)		2,855,000	2,840,725
Bulgaria Steel Finance BV 12% 5/4/49 unit (c)	EUR	600,000	8,117
Indosat Palapa Co. BV 7.375% 7/29/20 (g)		4,635,000	4,843,575
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		2,199,000	2,369,423
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (g)		2,035,000	2,230,869
6.95% 7/10/42 (g)		3,190,000	3,217,753
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (g)		3,895,000	4,265,025
9.125% 7/2/18 (g)		5,865,000	7,140,638
11.75% 1/23/15 (g)		5,150,000	5,748,945
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,930,000	2,132,650
7.75% 1/20/20 (g)		5,650,000	6,229,125
7.875% 6/29/37 (Reg. S)		2,965,000	3,098,425
8% 8/7/19 (g)		4,765,000	5,289,150
Petrobras Global Finance BV 2.4081% 1/15/19 (i)		30,120,000	29,517,600
VimpelCom Holdings BV 5.2% 2/13/19 (g)		4,400,000	4,361,720
TOTAL NETHERLANDS			83,293,740
Nigeria - 0.1%
FBN Finance Co. BV 8.25% 8/7/20 (g)(i)		1,935,000	1,935,000
Paraguay - 0.2%
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (g)		3,940,000	3,900,600
Peru - 0.3%
Corporacion Azucarera del Peru SA 6.375% 8/2/22 (g)		2,530,000	2,346,575
Corporacion Lindley SA 6.75% 11/23/21 (g)		2,705,000	2,840,250
TOTAL PERU			5,186,825
Philippines - 0.6%
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (g)		5,051,000	5,960,180
7.39% 12/2/24 (g)		4,300,000	5,181,500
TOTAL PHILIPPINES			11,141,680
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Russia - 0.3%
MTS International Funding Ltd. 8.625% 6/22/20 (g)		$ 5,630,000	$ 6,551,631
South Africa - 0.7%
Eskom Holdings Ltd.:
5.75% 1/26/21 (Reg. S)		7,480,000	7,442,600
6.75% 8/6/23 (g)		3,400,000	3,494,180
TransCanada PipeLines Ltd. 4% 7/26/22 (g)		3,375,000	2,974,050
TOTAL SOUTH AFRICA			13,910,830
Sri Lanka - 0.3%
Bank of Ceylon 6.875% 5/3/17 (g)		6,445,000	6,477,225
Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (g)		6,630,000	8,502,975
Turkey - 0.4%
Arcelik A/S 5% 4/3/23 (g)		9,890,000	8,406,500
United Kingdom - 0.2%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,475,000	1,294,313
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		1,955,000	1,622,650
TOTAL UNITED KINGDOM			2,916,963
United States of America - 1.6%
Pemex Project Funding Master Trust:
6.625% 6/15/35		11,465,000	12,296,213
6.625% 6/15/38		1,905,000	2,014,538
8.625% 2/1/22		8,763,000	10,493,693
Severstal Columbus LLC 10.25% 2/15/18		4,675,000	4,967,188
TOTAL UNITED STATES OF AMERICA			29,771,632
Venezuela - 5.7%
Petroleos de Venezuela SA:
4.9% 10/28/14		20,880,000	19,648,080
5.25% 4/12/17		10,900,000	8,720,000
5.375% 4/12/27		10,040,000	5,773,000
5.5% 4/12/37		6,215,000	3,449,325
8.5% 11/2/17 (g)		54,370,000	49,259,220
8.5% 11/2/17 (Reg. S)		6,995,000	6,337,470
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
9% 11/17/21 (Reg. S)		$ 15,750,000	$ 12,836,250
9.75% 5/17/35 (g)		5,235,000	3,978,600
TOTAL VENEZUELA			110,001,945
TOTAL NONCONVERTIBLE BONDS (Cost $731,656,243)			716,485,939
Government Obligations - 50.1%

Armenia - 0.2%
Republic of Armenia 6% 9/30/20 (g)		5,045,000	4,912,569
Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (g)		2,495,000	2,370,250
Azerbaijan - 0.3%
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		3,710,000	3,478,125
5.45% 2/9/17 (Reg. S)		1,830,000	1,937,421
TOTAL AZERBAIJAN			5,415,546
Bahamas (Nassau) - 0.2%
Bahamian Republic 6.95% 11/20/29 (g)		2,960,000	3,285,600
Bahrain - 0.3%
Bahrain Kingdom 6.125% 8/1/23 (g)		5,470,000	5,456,325
Barbados - 0.5%
Barbados Government:
7% 8/4/22 (g)		5,577,000	5,353,920
7.25% 12/15/21 (g)		3,982,000	3,862,540
TOTAL BARBADOS			9,216,460
Belarus - 0.6%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		8,490,000	8,192,850
8.95% 1/26/18		3,260,000	3,056,250
TOTAL BELARUS			11,249,100
Belize - 0.1%
Belize Government 5% 2/20/38 (e)(g)		3,696,600	2,254,926
Bermuda - 0.2%
Bermuda Government 5.603% 7/20/20 (g)		3,383,000	3,619,810
Government Obligations - continued
		Principal Amount (d)	Value
Bolivia - 0.3%
Plurinational State of Bolivia:
4.875% 10/29/22 (g)		$ 2,070,000	$ 1,865,588
5.95% 8/22/23 (g)		4,175,000	4,008,000
TOTAL BOLIVIA			5,873,588
Brazil - 1.3%
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (g)		4,745,000	5,136,463
Brazilian Federative Republic:
8.25% 1/20/34		2,340,000	3,077,100
10.125% 5/15/27		4,670,000	7,086,725
12.25% 3/6/30		4,540,000	7,581,800
Caixa Economica Federal 4.5% 10/3/18 (g)		2,830,000	2,804,530
TOTAL BRAZIL			25,686,618
Cayman Islands - 0.1%
Cayman Island Government 5.95% 11/24/19 (g)		2,480,000	2,777,600
Colombia - 1.0%
Colombian Republic:
6.125% 1/18/41		9,265,000	10,098,850
7.375% 9/18/37		4,410,000	5,512,500
11.75% 2/25/20		2,768,000	3,992,840
TOTAL COLOMBIA			19,604,190
Congo - 1.1%
Congo Republic 3.5% 6/30/29 (e)		24,253,163	20,857,720
Costa Rica - 0.6%
Costa Rican Republic:
4.25% 1/26/23 (g)		3,770,000	3,402,425
4.375% 4/30/25 (g)		1,835,000	1,605,625
5.625% 4/30/43 (g)		2,355,000	2,054,738
8.28% 3/19/14 (Reg. S)	CRC	1,829,180,000	3,698,347
TOTAL COSTA RICA			10,761,135
Croatia - 1.0%
Croatia Republic:
5.5% 4/4/23 (g)		4,700,000	4,500,250
6.25% 4/27/17 (g)		9,780,000	10,280,736
6.625% 7/14/20 (g)		4,120,000	4,367,200
TOTAL CROATIA			19,148,186
Government Obligations - continued
		Principal Amount (d)	Value
Dominican Republic - 1.0%
Dominican Republic:
5.875% 4/18/24 (g)		$ 12,210,000	$ 11,263,725
7.5% 5/6/21 (g)		3,185,000	3,376,100
9.04% 1/23/18 (g)		3,737,981	4,018,330
TOTAL DOMINICAN REPUBLIC			18,658,155
Ecuador - 0.2%
Ecuador Republic 9.375% 12/15/15 (g)		3,135,000	3,244,725
El Salvador - 0.3%
El Salvador Republic:
7.625% 2/1/41 (g)		3,555,000	3,572,775
7.65% 6/15/35 (Reg. S)		2,920,000	2,920,000
TOTAL EL SALVADOR			6,492,775
Georgia - 0.1%
Georgia Republic 6.875% 4/12/21 (g)		1,825,000	1,925,375
Guatemala - 0.4%
Guatemalan Republic:
4.875% 2/13/28 (g)		5,805,000	5,268,038
5.75% 6/6/22 (g)		2,115,000	2,157,300
TOTAL GUATEMALA			7,425,338
Honduras - 0.1%
Republic of Honduras 7.5% 3/15/24 (g)		2,920,000	2,423,600
Hungary - 2.1%
Hungarian Republic:
4.125% 2/19/18		8,109,000	8,027,910
4.75% 2/3/15		5,630,000	5,770,750
5.375% 2/21/23		6,578,000	6,397,105
6.25% 1/29/20		5,224,000	5,576,620
6.375% 3/29/21		8,479,000	9,019,536
7.625% 3/29/41		5,028,000	5,379,960
TOTAL HUNGARY			40,171,881
Indonesia - 2.2%
Indonesian Republic:
3.75% 4/25/22 (g)		2,850,000	2,575,688
4.625% 4/15/43 (g)		2,245,000	1,773,550
4.875% 5/5/21 (g)		4,715,000	4,667,850
5.875% 3/13/20 (g)		6,595,000	6,957,725
6.875% 1/17/18 (g)		3,275,000	3,659,813
Government Obligations - continued
		Principal Amount (d)	Value
Indonesia - continued
Indonesian Republic: - continued
7.75% 1/17/38 (g)		$ 3,850,000	$ 4,350,500
8.5% 10/12/35 (g)		5,800,000	7,047,000
11.625% 3/4/19 (g)		8,660,000	11,517,800
TOTAL INDONESIA			42,549,926
Iraq - 0.4%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		9,675,000	8,199,563
Ivory Coast - 0.4%
Ivory Coast 7.1% 12/31/32 (e)		8,990,000	7,911,200
Jamaica - 0.2%
Jamaican Government:
8% 6/24/19		2,475,000	2,437,875
8% 3/15/39		1,745,000	1,491,975
TOTAL JAMAICA			3,929,850
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		7,885,000	7,865,288
Lebanon - 2.6%
Lebanese Republic:
4% 12/31/17		3,834,000	3,718,980
4.9611% to 5.3554% 1/16/14 to 3/20/14	LBP	29,495,985,000	19,145,146
5.15% 11/12/18		2,345,000	2,262,925
5.45% 11/28/19		7,180,000	6,749,200
6.1% 10/4/22		5,460,000	5,159,700
6.75% 11/29/27 (Reg. S)		3,310,000	3,169,325
8.5% 8/6/15		1,745,000	1,858,425
8.5% 1/19/16 (Reg. S)		2,760,000	2,939,400
11.625% 5/11/16 (Reg. S)		4,345,000	4,975,025
TOTAL LEBANON			49,978,126
Mexico - 1.8%
United Mexican States:
4.75% 3/8/44		5,842,000	5,272,405
5.75% 10/12/2110		2,255,000	2,119,700
6.05% 1/11/40		5,246,000	5,736,501
6.75% 9/27/34		7,995,000	9,474,075
7.75% 11/13/42	MXN	49,630,000	4,035,009
Government Obligations - continued
		Principal Amount (d)	Value
Mexico - continued
United Mexican States: - continued
8.3% 8/15/31		$ 2,330,000	$ 3,192,100
11.5% 5/15/26		3,595,000	5,823,900
TOTAL MEXICO			35,653,690
Mongolia - 0.1%
Mongolian People's Republic 5.125% 12/5/22 (Reg. S)		1,980,000	1,668,150
Morocco - 0.4%
Moroccan Kingdom:
4.25% 12/11/22 (g)		5,365,000	4,895,563
5.5% 12/11/42 (g)		3,225,000	2,709,000
TOTAL MOROCCO			7,604,563
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (g)		2,012,000	2,034,434
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		3,255,000	3,490,988
Nigeria - 1.2%
Republic of Nigeria:
4% 4/23/15	NGN	232,165,000	1,256,880
5.125% 7/12/18 (g)		1,820,000	1,842,750
6.75% 1/28/21 (g)		1,595,000	1,718,613
10.65% to 13.2512% 1/9/14 to 2/6/14	NGN	2,976,945,000	17,743,364
TOTAL NIGERIA			22,561,607
Panama - 0.8%
Panamanian Republic:
4.3% 4/29/53		8,270,000	6,450,600
7.125% 1/29/26		2,870,000	3,508,575
8.875% 9/30/27		3,969,000	5,457,375
TOTAL PANAMA			15,416,550
Peru - 1.2%
Peruvian Republic:
5.625% 11/18/50		1,410,000	1,466,400
6.85% 2/12/42 (Reg. S)	PEN	5,660,000	2,091,558
6.95% 8/12/31 (Reg. S)	PEN	8,465,000	3,232,505
Government Obligations - continued
		Principal Amount (d)	Value
Peru - continued
Peruvian Republic: - continued
7.35% 7/21/25		$ 3,575,000	$ 4,567,063
8.75% 11/21/33		7,745,000	11,230,250
TOTAL PERU			22,587,776
Philippines - 2.5%
Philippine Republic:
7.75% 1/14/31		9,325,000	12,122,500
9.5% 2/2/30		9,910,000	14,716,350
10.625% 3/16/25		13,615,000	20,694,800
TOTAL PHILIPPINES			47,533,650
Romania - 0.9%
Romanian Republic:
4.375% 8/22/23 (g)		6,030,000	5,758,650
6.75% 2/7/22 (g)		10,590,000	12,019,650
TOTAL ROMANIA			17,778,300
Russia - 7.5%
Russian Federation:
3.5% 1/16/19 (g)		14,200,000	14,306,500
4.875% 9/16/23 (g)		7,000,000	7,157,500
5.625% 4/4/42 (g)		11,055,000	11,303,738
5.875% 9/16/43 (g)		15,000,000	15,507,000
7.4% 4/19/17	RUB	158,245,000	5,004,755
7.5% 3/31/30 (Reg. S)		51,948,325	61,298,996
12.75% 6/24/28 (Reg. S)		18,129,000	31,317,848
TOTAL RUSSIA			145,896,337
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (g)		2,725,000	2,868,063
Serbia - 1.4%
Republic of Serbia:
4.875% 2/25/20 (g)		4,845,000	4,469,513
5.25% 11/21/17 (g)		3,880,000	3,850,900
6.75% 11/1/24 (g)		13,487,523	13,116,616
7.25% 9/28/21 (g)		5,495,000	5,721,669
TOTAL SERBIA			27,158,698
Slovenia - 2.8%
Republic of Slovenia:
4.75% 5/10/18 (g)		5,095,000	4,903,938
Government Obligations - continued
		Principal Amount (d)	Value
Slovenia - continued
Republic of Slovenia: - continued
5.5% 10/26/22 (g)		$ 35,280,000	$ 32,810,400
5.85% 5/10/23 (g)		17,075,000	16,221,250
TOTAL SLOVENIA			53,935,588
Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (g)		5,495,000	5,000,450
6.25% 10/4/20 (g)		5,160,000	4,979,400
6.25% 7/27/21 (g)		3,625,000	3,443,750
TOTAL SRI LANKA			13,423,600
Tanzania - 0.3%
Tanzania United Republic of 6.3921% 3/8/20 (i)		4,910,000	5,057,300
Turkey - 2.5%
Turkish Republic:
5.625% 3/30/21		6,760,000	7,047,300
6% 1/14/41		3,520,000	3,388,000
6.25% 9/26/22		4,790,000	5,143,023
6.75% 4/3/18		3,930,000	4,352,475
6.875% 3/17/36		2,960,000	3,137,600
7% 6/5/20		7,575,000	8,540,813
7.375% 2/5/25		5,755,000	6,503,150
7.5% 11/7/19		6,090,000	7,033,950
11.875% 1/15/30		2,385,000	3,774,263
TOTAL TURKEY			48,920,574
Ukraine - 2.9%
Ukraine Government:
6.25% 6/17/16 (g)		2,765,000	2,377,900
6.875% 9/23/15 (Reg. S)		4,081,000	3,581,078
7.5% 4/17/23 (g)		4,575,000	3,779,865
7.5% 4/17/23 (Reg. S)		4,500,000	3,768,750
7.75% 9/23/20 (g)		5,515,000	4,687,750
7.8% 11/28/22 (g)		9,015,000	7,504,988
7.95% 6/4/14 (g)		20,260,000	19,297,650
7.95% 2/23/21 (g)		2,405,000	2,050,263
9.25% 7/24/17 (g)		8,990,000	8,260,012
TOTAL UKRAINE			55,308,256
United States of America - 0.5%
U.S. Treasury Bonds stripped principal 0% 8/15/43		32,610,000	10,046,554
Government Obligations - continued
		Principal Amount (d)	Value
Uruguay - 0.3%
Uruguay Republic:
4.125% 11/20/45		$ 3,550,000	$ 2,804,500
7.625% 3/21/36		1,415,000	1,782,900
7.875% 1/15/33 pay-in-kind		1,415,000	1,820,398
TOTAL URUGUAY			6,407,798
Venezuela - 3.2%
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		113,320	2,917,990
5.75% 2/26/16 (Reg S.)		7,205,000	6,502,513
6% 12/9/20		4,645,000	3,374,593
7.65% 4/21/25		5,290,000	3,808,800
7.75% 10/13/19 (Reg. S)		7,505,000	6,240,408
8.25% 10/13/24		8,235,000	6,196,838
8.5% 10/8/14		10,745,000	10,745,000
9% 5/7/23 (Reg. S)		6,030,000	4,884,300
9.25% 5/7/28 (Reg. S)		6,185,000	4,855,225
9.375% 1/13/34		4,025,000	3,179,750
11.75% 10/21/26 (Reg. S)		5,035,000	4,644,788
11.95% 8/5/31 (Reg. S)		5,060,000	4,667,850
TOTAL VENEZUELA			62,018,055
Vietnam - 0.1%
Vietnamese Socialist Republic 6.75% 1/29/20 (g)		2,245,000	2,413,375
Zambia - 0.3%
Republic of Zambia 5.375% 9/20/22 (g)		6,960,000	6,055,200
TOTAL GOVERNMENT OBLIGATIONS (Cost $973,678,113)			969,104,531
Common Stocks - 1.4%
	Shares
Brazil - 0.4%
Itau Unibanco Holding SA sponsored ADR	180,700	2,551,484
Petroleo Brasileiro SA - Petrobras sponsored ADR	184,300	2,854,807
Vale SA (PN-A) sponsored ADR	170,200	2,418,542
TOTAL BRAZIL		7,824,833
Common Stocks - continued
	Shares	Value
Colombia - 0.3%
BanColombia SA sponsored ADR	43,800	$ 2,520,252
Ecopetrol SA ADR (f)	57,400	2,640,400
TOTAL COLOMBIA		5,160,652
Mexico - 0.2%
America Movil S.A.B. de CV Series L sponsored ADR	240,300	4,760,343
Russia - 0.3%
Gazprom OAO sponsored ADR (Reg. S)	255,200	2,248,312
LUKOIL Oil Co. sponsored ADR (United Kingdom)	37,100	2,352,140
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	141,800	1,708,690
TOTAL RUSSIA		6,309,142
United Kingdom - 0.1%
Bank of Georgia Holdings PLC	44,500	1,391,833
United States of America - 0.1%
Southern Copper Corp.	85,100	2,318,124
TOTAL COMMON STOCKS (Cost $27,688,276)		27,764,927
Investment Companies - 1.3%

United States of America - 1.3%
iShares MSCI Emerging Markets Index ETF (Cost $26,122,224)	632,700	25,795,179
Preferred Securities - 0.6%
	Principal Amount (d)
Brazil - 0.5%
Globo Comunicacoes e Participacoes SA 6.25% (e)(g)(h)	$ 7,990,000	8,408,661
China - 0.1%
Sinochem Group 5% (e)(g)(h)	2,140,000	2,034,431
TOTAL PREFERRED SECURITIES (Cost $10,427,735)		10,443,092
Money Market Funds - 7.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a)	143,867,897	$ 143,867,897
Fidelity Securities Lending Cash Central Fund, 0.09% (a)(b)	660,886	660,886
TOTAL MONEY MARKET FUNDS (Cost $144,528,783)		144,528,783
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $1,914,101,374)		1,894,122,451
NET OTHER ASSETS (LIABILITIES) - 2.0%		38,931,329
NET ASSETS - 100%		$ 1,933,053,780
Currency Abbreviations
BRL	-	Brazilian real
CRC	-	Costa Rican colon
EUR	-	European Monetary Unit
LBP	-	Lebanese pound
MXN	-	Mexican peso
NGN	-	Nigerian naira
PEN	-	Peruvian new sol
RUB	-	Russian ruble
Security Type Abbreviations
ETF	-	Exchange-traded Funds
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $808,321,107 or 41.8% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 155,487
Fidelity Securities Lending Cash Central Fund	73,695
Total	$ 229,182
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 10,095,659	$ 10,095,659	$ -	$ -
Financials	8,172,259	8,172,259	-	-
Materials	4,736,666	4,736,666	-	-
Telecommunication Services	4,760,343	4,760,343	-	-
Corporate Bonds	716,485,939	-	716,477,822	8,117
Government Obligations	969,104,531	-	965,406,184	3,698,347
Investment Companies	25,795,179	25,795,179	-	-
Preferred Securities	10,443,092	-	10,443,092	-
Money Market Funds	144,528,783	144,528,783	-	-
Total Investments in Securities:	$ 1,894,122,451	$ 198,088,889	$ 1,692,327,098	$ 3,706,464
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $1,905,073,008. Net unrealized depreciation aggregated $10,950,557, of which $54,212,719 related to appreciated investment securities and $65,163,276 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risk than investments in more developed markets and the price of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2013